Veridien Climate Action ETF

SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 96.1%
Auto Manufacturers - 5.2%
Tesla, Inc. (1)	529	$141,470

Biotechnology - 5.5%
Bioceres Crop Solutions Corp. (1)	5,045	65,030
Corteva, Inc.	1,507	85,040
		150,070
Building Materials - 7.5%
Johnson Controls International PLC	1,120	77,896
Lennox International, Inc.	130	47,767
Owens Corning	576	80,634
		206,297
Chemicals - 4.3%
Livent Corp. (1)	3,193	78,612
Sociedad Quimica y Minera de Chile SA - Series A - ADR	528	38,908
		117,520
Diversified Financial Services - 3.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,922	102,403

Electric - 25.2% (3)
Atlantica Sustainable Infrastructure PLC	3,322	80,127
Ameresco, Inc. - Class A (1)	974	56,697
Avangrid, Inc.	1,678	62,220
Brookfield Renewable Partners L.P.	3,446	100,451
Cia Paranaense de Energia - ADR	6,316	54,697
Clearway Energy, Inc. - Class A	2,083	55,012
Constellation Energy Corp.	725	70,071
Portland General Electric Co.	976	46,526
The AES Corp.	5,579	120,674
Xcel Energy, Inc.	708	44,413
		690,888
Electrical Components & Equipment - 1.9%
EnerSys	484	52,427

Electronics - 2.1%
Trimble, Inc. (1)	1,047	56,329

Energy - Alternative Sources - 20.5%
Array Technologies, Inc. (1)	4,284	81,610
TPI Composites, Inc. (1)	7,101	42,180
Canadian Solar, Inc. (1)	2,187	79,082
Enphase Energy, Inc. (1)	677	102,789
First Solar, Inc. (1)	217	45,006
JinkoSolar Holding Co. Ltd. - ADR (1)	1,622	68,854
Maxeon Solar Technologies Ltd. (1)	1,995	49,256
NextEra Energy Partners L.P.	1,701	92,619
		561,396
Engineering & Construction - 3.2%
Fluor Corp. (1)	2,861	88,634

Machinery - Diversified - 6.1%
Flowserve Corp.	1,296	48,937
Watts Water Technologies, Inc. - Class A	297	55,399
Westinghouse Air Brake Technologies Corp.	529	62,655
		166,991
Mining - 2.3%
Cameco Corp.	1,750	61,530

Miscellaneous Manufacturers - 2.6%
Eaton Corp PLC	352	72,273

Semiconductors - 6.0%
ON Semiconductor Corp. (1)	803	86,523
STMicroelectronics NV - NYRS	1,438	77,192
		163,715
Total Common Stocks
(Cost $2,445,387)		2,631,943

Short-Term Investments - 5.2%
Money Market Funds - 5.2%
First American Government Obligations Fund, Class X, 5.175% (2)	142,848	142,848
Total Short-Term Investments
(Cost $142,848)		142,848

Total Investments in Securities - 101.3%
(Cost $2,588,235)		2,774,791
Liabilities in Excess of Other Assets - (1.3)%		(34,462)
Total Net Assets - 100.0%		$2,740,329

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of July 31, 2023.
(3)	Despite a concentration greater than 25% of total assets, the Fund is in compliance as the index the Fund tracks will at times invest in greater than 25% of an industry.

Summary of Fair Value Exposure at July 31, 2023 (Unaudited)

The Veridien Climate Action ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$2,631,943	$–	$–	$2,631,943
Short-Term Investments	142,848	–	–	142,848
Total Investments in Securities	$2,774,791	$–	$–	$2,774,791

(1) See Schedule of Investments for the industry breakout.